UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2019

Item 1. Reports to Stockholders.

Fulcrum Diversified Absolute Return Fund

INSTITUTIONAL CLASS (FARIX)

SUPER INSTITUTIONAL CLASS (FARYX)

SEMI ANNUAL REPORT TO SHAREHOLDERS

DECEMBER 31, 2019

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Fulcrum Diversified Absolute Return Fund will send a notice, either by mail or e-mail, each time an updated report is available on the Fund’s website (www.fulcrumassetfunds.com). Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge. Contact your financial intermediary to make this election, or direct investors can call 1-855-538-5278.

DISCUSSION OF FUND PERFORMANCE

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

Market conditions/environment July 1st to December 31st 2019

The second half of 2019 was marked by weaker economic growth and ongoing global trade tensions, but strong asset class performance as central banks became increasingly dovish.

After markets began the year in a high state of anxiety about overly hawkish monetary policy, the US Federal Reserve quickly moved to a patient basis and then made their first interest rate cut of 0.25% at the end of July and followed with two more cuts by the end of the year. This dovish stance was reaffirmed in the last quarter with the central bank embracing a further tightening in the jobs market, implying a bias towards maintaining the easier policy even as growth picks up, inflation rises and unemployment falls. In Europe, the new head of European Central Bank (“ECB”) also reiterated similar arguments and called for greater fiscal stimulus. As a result, despite a softer growth outlook, global equities posted strong returns for the period (+9.54%)1, led by the US (+10.92%)2 posting its strongest year since 2013. In the final quarter, bonds gave back some of their gains from the powerful bond rally mid-way through the year, and still finished up (+2.9%)3 over the period.

Although markets were soothed by central banks’ action, uncertainties around US-China trade tension kept global manufacturing and investment under pressure. The conflict was heightened at the beginning of the period with Trump’s 10% tariffs threat on an additional $300B in Chinese goods, but de-escalated towards the end of the year with the phase one trade agreement.

Amidst the turbulent economic backdrop, geopolitical risks remained elevated through the last half of the year. The attack on Saudi Arabia’s oil and refining facilities, anti-government protests in South America and Hong Kong, and uncertainty around Brexit added volatility to markets. Whilst the UK election’s outcome at the end of the year cleared some of the fog surrounding Brexit and the economy, emerging market economies continued to face headwinds from political turbulences and destabilizing trade policies.

Fund Performance

From July 1, 2019 to December 31, 2019, Fulcrum Diversified Absolute Return Fund Institutional Class shares returned +2.89%. Gains were broad based across asset classes and strategies.

Within relative value strategies, fixed income had a challenging start to the period with the sharp reversal in major bond yields in September from their lows in August, but finished as a leading performer in the final quarter as inflation expectation rose and the yield curve steepened in the US. Commodities were also a strong contributor and especially precious metals, which form part of our defensive strategies theme. This theme seeks to identify bond-like assets with expected returns greater than bonds.

Elsewhere in relative value, currencies added to returns with strong gains from the UK pound as Brexit risks receded. Equity thematic strategies including Technology Disruption, Defensive and Global Financials also saw positive performance over the period.

Within macro directional equities, gains were driven by our allocation to Japan as well as North America thanks to positive signs for a phase one US-China trade deal, some of which were offset by losses from our Europe exposures – a key detractor to the period’s returns.

Other performance detractors were related to our idiosyncratic ideas, such as a stronger euro versus the US dollar and weaker US onshore oil and airline industries in our energy sector positions.

1: MSCI World Index measures the equity market performance of developed markets (Source: MSCI)

2: S&P 500 Index measures the US equity performance based on changes in the aggregate market value of 500 stocks representing all major industries (source: Bloomberg)

3: Barclays Global Aggregate Bond Index (USD Hedged): The Barclays Global Aggregate Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. (Source: Barclays)

Must be Preceded or Accompanied by a prospectus.

Opinions expressed are those of Fulcrum Asset Management and are subject to change, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Mutual fund investing involves risk. Principal loss is possible. Absolute return strategies are not designed to outperform stocks and bonds during strong market rallies. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the Fund, and money borrowed will be subject to interest costs. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

It is not possible to invest directly in an index.

Diversification does not assure a profit nor protect against loss in a declining market.

The Fulcrum Diversified Absolute Return Fund is distributed by Quasar Distributors, LLC.

Fulcrum Diversified Absolute Return Fund

Expense Example

December 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period (1)
Institutional Class
Actual Fund Return	$1,000.00	$1,028.90	1.12%	$5.73
Hypothetical 5% Return	$1,000.00	$1,019.49	1.12%	$5.70

Super Institutional Class
Actual Fund Return	$1,000.00	$1,029.10	1.06%	$5.40
Hypothetical 5% Return	$1,000.00	$1,019.81	1.06%	$5.38

(1)	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the “period”).

Fulcrum Diversified Absolute Return Fund

Consolidated Allocation of Portfolio Holdings by Market Exposure of Cash settled instruments, Futures, and Options

December 31, 2019 (Unaudited)

8.0%
22.2%
9.2%
1.4%
11.5%
2.6%
3.0%
1.3%
0.5%
1.8%
38.5%
North American Equities 22.2%
Emerging Market Equities 2.6%
Asia ex-Japan Equities 3.0%
Japanese Equities 1.3%
European ex-UK Equities 0.5%
UK Equities 1.8%
Short Term Government Bonds 38.5%
Developed Rates (10 year equivalent) 11.5%
Emerging Market Rates (10 year equivalent) 1.4%
Commodities 9.2%
Diversifying Strategies* 8.0%

*	Diversifying Strategies – are comprised of systematically implemented exposure using futures to various asset classes which are included for diversification purposes and could include equities, fixed income, currencies and commodities.

Fulcrum Diversified Absolute Return Fund

Consolidated Allocation of Portfolio Holdings by Risk Contribution

December 31, 2019 (Unaudited)

Individual Risk1 Exposure by Strategy

Directional	3.5%
Equities - North America	2.2
Equities - Europe ex-UK	0.5
Equities - Japan	0.3
Equities - United Kingdom	0.2
Real Asset	0.2
Equities - Asia ex-Japan	0.1
Relative Value - Currencies	2.9%
UK Pound	0.9
Euro	0.8
CEEMEA Currencies	0.3
Asian Currencies	0.3
Scandinavian Currencies	0.2
Canadian Dollar	0.2
Australian Dollar	0.2
LATAM Currencies	0.2
Relative Value - Equities	3.5%
Defensive	1.0
Technology Disruption	0.9
Idiosyncratic	0.5
EM vs DM Equities	0.5
Global Energy Sector	0.3
Global Financials	0.2
DM Equities Relative	0.1
Relative Value - Fixed Income	3.3%
U.S. Inflation	0.7
U.S. Curve Steepener	0.5
U.K. Inflation	0.5
Canada vs Europe 5 Year	0.4
European Curve Flattener	0.3
U.K. Curve Steepener	0.2
China vs Australia 5 Year	0.2
U.S. Rates	0.2
Korea vs Australia 5 Year	0.1
South African Rates	0.1
Mexican Rates	0.1
German Curve Steepener	0.1
Commodities	1.4%
Precious Metals	1.0
Brent Oil Dec21	0.4
Volatility Strategies	0.3%
Global Dispersion	0.2
S&P Call Ratio	0.1
Diversifying Strategies	0.7%
Diversifying Strategies	0.7

Sum of Individual Volatility Risk	15.7%[2]

[1]	Individual risk by asset class - is calculated by the current category weight in the portfolio multiplied by the standard deviation of portfolio holdings in that category. Data used is as of 12/31/2019. Standalone risk is measured for each category independently of other categories and does not take into account their potential offsetting effect. Therefore, the sum of standalone risk for all categories will exceed the risk of the entire portfolio. Standalone risk indicates to the investor the risk

[2]	Individual Risk percentages may not total to Sum of Individual Volatility Risk due to rounding.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2019 (Unaudited)

FOREIGN GOVERNMENT NOTES/BONDS - 5.5% (1)(2)			Amount		Value
Italy Buoni Poliennali Del Tesoro
2.018%, 09/01/2049			4,790,000	EUR	$6,961,984
Republic of South Africa Government Bond
9.624%, 02/28/2035			48,680,000	ZAR	3,243,874
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $10,517,496)					10,205,858

PURCHASED OPTIONS AND WARRANTS - 4.7%		Contracts	Notional		Value
Call Options Purchased - 0.2%
Crude Oil Dec 21 Futures at $90, October 26, 2021 (3)		30	1,743,300	USD	9,300
Crude Oil Dec 21 Futures at $100, October 26, 2021 (3)		30	1,743,300	USD	4,200
E-mini S&P 500 at $3,260, January 31, 2020		85	13,731,750	USD	108,800
Nikkei 225 at 25,000, February 14, 2020 (1)(3)		97	21,073,489	JPY	43,744
Silver Mar 20 Futures at $19.00, February 25, 2020 (3)		123	11,021,415	USD	129,150
Total Call Options Purchased (Premiums Paid $419,454)					295,194

Put Option Purchased - 0.1%
CBOE Volatility Index (VIX) at $14, January 22, 2020		858	1,182,324	USD	81,510
E-mini S&P 500 at $3,050, January 17, 2020		82	13,247,100	USD	20,090
Nikkei 225 at 22,750, February 14, 2020 (1)(3)		63	13,686,905	JPY	104,367
Total Put Option Purchased (Premiums Paid $346,469)					205,967

Over-The-Counter Options Purchased - 0.2%	Counterparty [a]
AUD Call / NZD Put at 1.080, Jaunary 7, 2020	JPM		23,420,000	AUD	—
CAD Put / NOK Call at 6.450, February 28, 2020 (4)(5)	JPM		836,000	CAD	67,284
EUR Call / USD Put at 1.128, January 17, 2020 (5)	JPM		477,000	EUR	174,608
EUR Put / USD Call at 1.050, February 28, 2020 (4)(5)	GS		1,028,000	EUR	8,819
GBP/USD >= 1.330 and USD/ZAR >= 15.500, April 23, 2020 (6)	GS		637,000	USD	22,629
GBP Call / USD Put at 1.345, January 24, 2020	JPM		24,317,000	GBP	94,635
GBP Call / USD Knock-in Put at 1.395, February 6, 2020 (5)(7)	JPM		404,000	GBP	745
GBP Put / USD Call at 1.265, January 10, 2020	JPM		16,918,000	GBP	717
USD Call / ZAR Put at 15.1, January 6, 2020	JPM		8,468,000	USD	8
Total Over-The-Counter Options (Premiums Paid $889,247)					369,445

Warrants - 4.2%	Counterparty [a]	Contracts	Notional		Value
Euro STOXX 50 Index Dispersion Warrants (1)(8)
Effective: 03/21/2019, Expiration: 03/20/2020, Strike: 16.05%	JPM	7	700,000	EUR	830,670
Effective: 04/12/2019, Expiration: 12/18/2020, Strike: 16.41%	SG	5,000	500,000	EUR	467,751
Effective: 10/10/2019, Expiration: 12/18/2020, Strike: 17.15%	CITI	225	225,000	EUR	217,949
Effective: 10/02/2019, Expiration: 12/18/2020, Strike: 19.00%	HSBC	350	350,000	USD	307,118
EURO STOXX Select Dividend 30 Index Warrant (1)(8)
Effective: 07/10/2019, Expiration: 06/19/2020, Strike: 15.18%	UBS	44	440,000	EUR	453,995
Multiple Markets Index Dispersion Warrants (9)
Effective: 02/07/2019, Expiration: 03/19/2021	BNP	250	250,000	USD	247,555
Effective: 02/15/2019, Expiration: 12/18/2020 (1)	HSBC	4,020	4,020,000	EUR	415,753
Effective: 03/06/2019, Expiration: 12/18/2020	HSBC	2,980	2,980,000	USD	262,955
Effective: 03/19/2019, Expiration: 03/19/2021	BNP	250	250,000	USD	248,923
NASDAQ 100 Stock Index Dispersion Warrants (8)
Effective: 01/10/2019, Expiration: 01/17/2020, Strike: 22.64%	HSBC	293	293,000	USD	284,190
Effective: 04/29/2019, Expiration: 06/19/2020, Strike: 18.10%	HSBC	251	251,000	USD	210,059
S&P 500 Index Dispersion Warrants (8)
Effective: 11/26/2018, Expiration: 01/17/2020, Strike: 18.86%	JPM	9	900,000	USD	947,943
Effective: 12/13/2018, Expiration: 01/17/2020, Strike: 19.12%	JPM	6	600,000	USD	616,990
Effective: 01/07/2019, Expiration: 01/17/2020, Strike: 19.05%	HSBC	620	620,000	USD	634,756
Effective: 05/23/2019, Expiration: 06/19/2020, Strike: 16.94%	JPM	8	800,000	USD	785,729
Effective: 08/20/2019, Expiration: 06/19/2020, Strike: 16.95%	JPM	6	600,000	USD	549,770
Effective: 12/18/2019, Expiration: 01/15/2021, Strike: 17.31%	UBS	27	270,000	USD	254,389
Total Warrants (Cost $8,024,054)					7,736,495

TOTAL PURCHASED OPTIONS AND WARRANTS (Cost/Premiums Paid $9,679,224)					8,607,101

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2019 (Unaudited)

SHORT-TERM INVESTMENTS - 44.2%	Principal Amount		Value
United States Treasury Bills - 44.2% (2)
1.860%, 02/13/2020	13,650,000	USD	$13,626,391
1.850%, 02/20/2020	13,800,000	USD	13,771,637
1.852%, 02/27/2020	15,000,000	USD	14,964,883
1.846%, 03/05/2020	13,000,000	USD	12,965,932
1.841%, 03/12/2020	13,400,000	USD	13,360,982
1.530%, 04/16/2020	12,750,000	USD	12,693,748
Total United States Treasury Bills (Cost $81,343,551)			81,383,573

TOTAL SHORT-TERM INVESTMENTS (Cost $81,343,551)			81,383,573

UNITED STATES TREASURY BONDS - 15.8%
United States Treasury Inflation Indexed Bonds
0.500%, 04/15/2024	23,019,547	USD	23,395,404
0.875%, 01/15/2029	5,269,161	USD	5,597,151
TOTAL UNITED STATES TREASURY BONDS (Cost $28,811,942)			28,992,555

Investments, at value (Cost $130,352,213) - 70.2%			129,189,087
Other Assets in Excess of Liabilities - 29.8%			54,913,067
TOTAL NET ASSETS - 100.0%			$184,102,154

(1)	Foreign issued security.
(2)	Rate quoted is effective yield of position.
(3)	Position held in subsidiary.
(4)	One touch option - Option pays notional if spot rate meets strike at any point during the term of the option.
(5)	Binary option - Payoff is either notional amount or nothing.
(6)	Dual binary option - Option only pays if both terms are met at maturity.
(7)	Option includes a knock-in barrier at $1.305. The option can only be exercised if it trades at or below the level during market hours on or before expiration.
(8)	The payout of the dispersion warrants is calculated with the observed volatility of a weighted basket of component stocks of the respective Index relative to each stock’s assigned strike value in excess of the volatility of the respective Index relative to a strike volatility between the effective and expiration dates of
(9)	The payout of the Multiple Markets Dispersion Warrants is calculated with the observed volatility of a weighted basket of indices to an assigned strike volatility for each index during the observation period for the respective warrant.

[a]	Counterparty abbreviations

BNP - BNP Paribas S.A.

CITI - Citigroup Global Markets

GS - Goldman Sachs

HSBC - HSBC Bank Plc

JPM - J.P. Morgan Investment Bank

MS - Morgan Stanley

SG - Societe Generale

UBS - UBS AG

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2019 (Unaudited)

WRITTEN OPTIONS - (0.2%)	Contracts	Notional		Value
Call Option Written - (0.1%)
E-mini S&P 500 at $3,310, January 31, 2020	(192)	(31,017,600)	USD	$(74,880)
FTSE 100 Index at 7,800, February 21, 2020 (1)(2)	(215)	(21,507,607)	GBP	(79,741)
Total Call Option Written (Premiums Received $171,378)				(154,621)

Put Option Written - (0.1%)
E-mini S&P 500 at $2,900, January 17, 2020	(82)	(13,247,100)	USD	(7,380)
CBOE Volatility Index (VIX) at $14, January 22, 2020	(1,716)	(2,364,648)	USD	(51,480)
FTSE 100 Index at 7,100, February 21, 2020 (1)(2)	(215)	(21,507,607)	GBP	(93,981)
Total Put Option Written (Premiums Received $237,552)				(152,841)

TOTAL WRITTEN OPTIONS (Premiums Received $408,930)				$(307,462)

(1) Position held in subsidiary.

(2) Foreign issued security.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2019 (Unaudited)

FORWARD CURRENCY CONTRACTS (1)

Settlement Date	Currency Delivered	Pay Amount	USD Value December 31, 2019	Currency Received	Receive Amount	USD Value December 31, 2019	Unrealized Gain/(Loss)
01/31/2020	AUD	3,146,000	$2,209,469	USD	2,167,199	$2,167,199	$(42,270)
01/31/2020	CAD	8,472,273	6,525,479	USD	6,376,467	6,376,467	(149,012)
01/31/2020	EUR	2,855,000	3,208,816	GBP	2,415,776	3,202,882	(5,934)
01/31/2020	EUR	9,555,773	10,740,005	NOK	97,137,723	11,065,985	325,980
01/31/2020	EUR	9,718,929	10,923,380	SEK	102,261,126	10,934,837	11,457
01/31/2020	EUR	17,972,000	20,199,243	USD	20,041,549	20,041,549	(157,694)
01/31/2020	GBP	16,498,000	21,873,360	USD	21,584,475	21,584,475	(288,885)
01/31/2020	JPY	1,151,350,997	10,614,983	USD	10,591,667	10,591,667	(23,316)
01/31/2020	NOK	29,079,281	3,312,728	EUR	2,851,000	3,204,320	(108,408)
01/31/2020	NOK	23,932,185	2,726,368	USD	2,612,478	2,612,478	(113,890)
01/31/2020	NZD	9,708,000	6,538,477	USD	6,375,396	6,375,396	(163,081)
01/31/2020	SEK	102,650,281	10,976,450	EUR	9,718,929	10,923,381	(53,069)
01/31/2020	SEK	14,517,391	1,552,353	USD	1,516,866	1,516,866	(35,487)
01/31/2020	USD	8,456,763	8,456,763	AUD	12,332,000	8,660,894	204,131
01/31/2020	USD	18,635,075	18,635,075	EUR	16,772,345	18,850,916	215,841
01/31/2020	USD	34,355,617	34,355,617	GBP	26,178,000	34,707,287	351,670
01/31/2020	USD	10,598,414	10,598,414	JPY	1,151,350,997	10,614,983	16,569
01/31/2020	USD	820,000	820,000	NOK	7,304,304	832,110	12,110
01/31/2020	USD	2,130,000	2,130,000	SEK	20,081,504	2,147,326	17,326
03/18/2020	BRL	2,968,548	735,543	USD	705,067	705,067	(30,476)
03/18/2020	CLP	393,889,127	524,298	USD	503,703	503,703	(20,595)
03/18/2020	HUF	620,694,164	2,111,882	EUR	1,870,976	2,109,000	(2,882)
03/18/2020	HUF	629,062,510	2,140,354	USD	2,116,558	2,116,558	(23,796)
03/18/2020	IDR	1,411,080,000	100,908	USD	100,000	100,000	(908)
03/18/2020	INR	1,438,950	19,996	USD	20,000	20,000	4
03/18/2020	KRW	1,095,596,810	949,226	USD	921,760	921,760	(27,466)
03/18/2020	MXN	41,078,486	2,147,448	USD	2,128,000	2,128,000	(19,448)
03/18/2020	PHP	7,116,460	140,149	USD	140,000	140,000	(149)
03/18/2020	PLN	192,933	50,863	USD	50,000	50,000	(863)
03/18/2020	RUB	13,848,725	221,031	USD	220,000	220,000	(1,031)
03/18/2020	SGD	108,723	80,900	USD	80,000	80,000	(900)
03/18/2020	THB	288,249,321	9,641,010	USD	9,498,007	9,498,007	(143,003)
03/18/2020	TWD	4,838,402	162,016	USD	160,000	160,000	(2,016)
03/18/2020	USD	230,000	230,000	BRL	938,784	232,611	2,611
03/18/2020	USD	10,000	10,000	CLP	7,792,600	10,373	373
03/18/2020	USD	4,222,022	4,222,022	CNH	29,863,873	4,282,339	60,317
03/18/2020	USD	400,000	400,000	HUF	118,060,914	401,696	1,696
03/18/2020	USD	4,155,698	4,155,698	IDR	59,008,199,156	4,219,754	64,056
03/18/2020	USD	1,232,498	1,232,498	INR	88,916,776	1,235,587	3,089
03/18/2020	USD	390,000	390,000	KRW	454,543,401	393,817	3,817
03/18/2020	USD	5,314,055	5,314,055	MXN	104,502,084	5,463,024	148,969
03/18/2020	USD	4,164,541	4,164,541	PHP	212,878,514	4,192,337	27,796
03/18/2020	USD	1,296,263	1,296,263	PLN	4,979,080	1,312,649	16,386
03/18/2020	USD	1,218,950	1,218,950	RUB	78,968,679	1,260,373	41,423
03/18/2020	USD	1,730,993	1,730,993	SGD	2,348,318	1,747,369	16,376
03/18/2020	USD	5,039,064	5,039,064	TWD	152,224,329	5,097,286	58,222
03/18/2020	USD	340,000	340,000	ZAR	4,904,715	346,588	6,588
03/18/2020	ZAR	104,375,477	7,375,608	USD	7,050,667	7,050,667	(324,941)
							$(132,713)

(1) J.P. Morgan Securities, Inc. is the counterparty to all contracts

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2019 (Unaudited)

FUTURES CONTRACTS

	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Unrealized Gain/(Loss)
	Amsterdam Exchanges Index	8	January 2020	967,408	EUR	$(4,713)
	Australia SPI 200 Index	35	March 2020	5,777,625	AUD	(129,307)
	Australian 3 Year Government Bond	46	March 2020	5,290,629	AUD	(19,893)
	Australian 10 Year Government Bond	10	March 2020	1,429,581	AUD	(13,330)
	Australian Dollar	(17)	March 2020	(1,196,460)	USD	(21,588)
*	Brent Crude	3	January 2020	198,000	USD	3,214
*	Brent Crude	74	December 2021	4,300,140	USD	(102,407)
	British Pound	16	March 2020	1,329,200	USD	7,349
	CAC 40 Index	36	January 2020	2,149,200	EUR	1,946
	Canadian 10 Year Government Bond	7	March 2020	962,360	CAD	(13,784)
	Canadian Dollar	12	March 2020	925,020	USD	11,723
*	Canola	(73)	March 2020	(698,026)	CAD	(4,585)
	CBOE Volatility Index	(3)	January 2020	(43,875)	USD	388
*	Cocoa	13	March 2020	330,200	USD	(5,241)
*	Coffee ‘C’	2	March 2020	97,275	USD	519
*	Copper	1	March 2020	69,925	USD	(715)
*	Corn	(17)	March 2020	(329,588)	USD	(6,244)
*	Cotton No. 2	(14)	March 2020	(483,350)	USD	(23,901)
*	Crude Oil	1	February 2020	61,060	USD	948
	DAX Index	5	March 2020	1,655,813	EUR	(7,248)
	E-mini Dow	6	March 2020	855,240	USD	5,269
	E-mini Russell 2000 Index	7	March 2020	584,710	USD	3,599
	E-mini S&P 500	161	March 2020	26,010,355	USD	265,743
	Euro FX Currency	(51)	March 2020	(7,192,275)	USD	(53,814)
	Euro STOXX 50 Index	(224)	March 2020	(8,352,960)	EUR	20,016
	Euro STOXX 50 Volatility Index	(26)	January 2020	(37,310)	EUR	(2,534)
	Euro-BTP Italian Government Bond	(107)	March 2020	(15,243,220)	EUR	(87,741)
	Euro-Bund	(58)	March 2020	(9,888,420)	EUR	29,879
	Euro-BUXL 30 Year Bond	(22)	March 2020	(4,364,360)	EUR	151,764
	Euro-OAT	6	March 2020	976,620	EUR	(10,035)
*	European Emission Allowances	6	December 2020	147,840	EUR	(1,351)
*	Feeder Cattle	(3)	March 2020	(216,338)	USD	(1,937)
	FTSE 100 Index	32	March 2020	2,399,680	GBP	10,189
	FTSE 250 Index	23	March 2020	1,007,400	GBP	18,238
	FTSE/JSE TOP 40 Index	(1)	March 2020	(513,600)	ZAR	262
	FTSE/MIB Index	6	March 2020	702,300	EUR	(5,740)
*	Gold 100 oz	19	February 2020	2,893,890	USD	111,150
	Hang Seng China Enterprises Index	51	January 2020	28,588,050	HKD	41,165
	Hang Seng Index	4	January 2020	5,654,000	HKD	7,217
*	Hard Red Winter Wheat	(1)	March 2020	(24,300)	USD	(2,792)
	IBEX 35 Index	9	January 2020	857,547	EUR	(4,831)
	Japanese Yen	(8)	March 2020	(924,550)	USD	(5,140)
	Korea Stock Exchange KOSPI 200 Index	5	March 2020	369,000,000	KRW	15,448
*	Lean Hogs	(11)	February 2020	(314,270)	USD	(168)
*	Live Cattle	6	February 2020	302,220	USD	2,212
*	London Metal Exchange Copper	1	January 2020	153,963	USD	2,210
*	London Metal Exchange Copper	(1)	January 2020	(153,963)	USD	(6,590)
*	London Metal Exchange Copper	1	February 2020	154,213	USD	1,441
*	London Metal Exchange Copper	(1)	February 2020	(154,213)	USD	(2,265)
*	London Metal Exchange Lead	4	January 2020	191,700	USD	(18,887)
*	London Metal Exchange Lead	(4)	January 2020	(191,700)	USD	5,901
*	London Metal Exchange Lead	(4)	February 2020	(192,575)	USD	(2,224)

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2019 (Unaudited)

FUTURES CONTRACTS (Continued)

	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Unrealized Gain/(Loss)
*	London Metal Exchange Nickel	2	January 2020	167,616	USD	$(20,490)
*	London Metal Exchange Nickel	(2)	January 2020	(167,616)	USD	(10,416)
*	London Metal Exchange Nickel	1	February 2020	84,000	USD	5,241
*	London Metal Exchange Nickel	(1)	February 2020	(84,000)	USD	(1,353)
*	London Metal Exchange Primary Aluminum	10	January 2020	447,313	USD	11,177
*	London Metal Exchange Primary Aluminum	(10)	January 2020	(447,313)	USD	(1,336)
*	London Metal Exchange Primary Aluminum	2	February 2020	90,050	USD	375
*	London Metal Exchange Primary Aluminum	(10)	February 2020	(450,250)	USD	(12,811)
*	London Metal Exchange Tin	4	January 2020	343,960	USD	(3,652)
*	London Metal Exchange Tin	(4)	January 2020	(343,960)	USD	(14,167)
*	London Metal Exchange Tin	(4)	February 2020	(343,760)	USD	3,418
*	London Metal Exchange Zinc	4	January 2020	228,100	USD	6,088
*	London Metal Exchange Zinc	(4)	January 2020	(228,100)	USD	3,871
*	London Metal Exchange Zinc	1	February 2020	56,944	USD	(1,097)
*	London Metal Exchange Zinc	(6)	February 2020	(341,663)	USD	(7,052)
	Long Gilt	5	March 2020	656,900	GBP	(14,578)
*	Low Sulphur Gas Oil	1	February 2020	61,375	USD	173
	Mexican Peso	54	March 2020	1,414,530	USD	13,872
*	Milling Wheat No. 2	6	March 2020	56,625	EUR	215
	MSCI Emerging Markets Index	85	March 2020	4,760,850	USD	59,725
	MSCI Taiwan Stock Index	9	January 2020	413,640	USD	(1,389)
	MSCI World Index	(42)	March 2020	(2,908,500)	USD	(18,529)
	NASDAQ 100 E-mini	1	March 2020	175,045	USD	2,593
*	Natural Gas	(6)	February 2020	(131,340)	USD	4,743
	New Zealand Dollar	9	March 2020	607,500	USD	7,343
	Nikkei 225 Mini	44	March 2020	514,250,000	JPY	(2,164)
*	NY Harbor ULSD	1	January 2020	84,958	USD	(2)
	OMX 30 Index	46	January 2020	8,133,950	SEK	(11,353)
*	Palladium	1	March 2020	190,930	USD	23,317
*	Platinum	74	April 2020	3,617,860	USD	157,720
*	RBOB Gasoline	2	February 2020	142,002	USD	1,010
*	Red Spring Wheat	(6)	March 2020	(168,300)	USD	(9,316)
*	Robusta Coffee	(12)	March 2020	(165,840)	USD	7,145
	S&P/Toronto Stock Exchange 60 Index	18	March 2020	3,644,640	CAD	(7,868)
	SGX MSCI Singapore Index	24	January 2020	891,600	SGD	(562)
*	SGX TSI Iron Ore	24	February 2020	217,200	USD	(1,067)
	Short-Term Euro-BTP	9	March 2020	1,011,870	EUR	3,018
*	Silver	51	March 2020	4,569,855	USD	216,072
*	Soybean	(6)	March 2020	(286,650)	USD	(13,225)
*	Soybean Meal	(8)	March 2020	(243,760)	USD	(2,273)
*	Soybean Oil	8	March 2020	166,896	USD	7,329
*	Sugar No. 11	3	March 2020	45,091	USD	(278)
*	TTF Natural Gas	(10)	February 2020	(83,875)	EUR	16,151
	U.S. 5 Year Treasury Note	353	March 2020	41,869,109	USD	(80,633)
	U.S. 10 Year Treasury Note	4	March 2020	562,813	USD	(8,638)
	U.S. Treasury Long Bond	3	March 2020	467,719	USD	(12,099)
*	UK Natural Gas	(10)	February 2020	(90,103)	GBP	24,840
	Ultra T-Bond	2	March 2020	363,313	USD	(14,441)
*	Wheat	2	March 2020	55,875	USD	1,919
*	White Sugar	3	March 2020	53,880	USD	(216)
						$465,135

* Position held in Subsidiary

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2019 (Unaudited)

INTEREST RATE SWAPS *

Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
0.970%	AUD-BBR-BBSW 1.033%	6 Month	3/18/2020	3/18/2025	9,660,228	AUD	$77,076	$(915)	$77,991
CAD-BA-CDOR 2.050%	1.810%	6 Month	3/18/2020	3/18/2025	29,016,563	CAD	(265,778)	18,737	(284,515)
CNY-CNREPOFIX 2.987%	3.010%	3 Month	3/18/2020	3/18/2025	120,863,800	CNY	38,487	—	38,487
GBP-LIBOR-BBA 0.880%	0.900%	6 Month	6/26/2020	6/26/2025	49,535,864	GBP	77	369,261	(369,184)
1.051%	GBP-LIBOR-BBA 0.880%	6 Month	6/26/2020	6/26/2030	25,668,139	GBP	(44,291)	(172,719)	128,428
HKD-HIBOR-HKAB 2.430%	1.830%	3 Month	3/18/2020	3/18/2023	16,700,000	HKD	(8,580)	782	(9,362)
HUF-BUBOR-Reuters 0.210%	0.480%	6 Month	3/18/2020	3/18/2023	1,535,600,000	HUF	(101,009)	—	(101,009)
HUF-BUBOR-Reuters 0.210%	1.260%	6 Month	3/18/2020	3/18/2030	265,900,000	HUF	(29,817)	—	(29,817)
MXN-TIIE-Banxico 7.555%	6.610%	Monthly	3/18/2020	3/12/2025	241,400,000	MXN	16,896	—	16,896
6.893%	MXN-TIIE-Banxico 7.555%	Monthly	3/18/2020	3/6/2030	145,393,100	MXN	(55,243)	(47,082)	(8,161)
NZD-BBR-FRA 1.000%	1.150%	3 Month	3/18/2020	3/18/2023	6,400,000	NZD	(22,751)	2,358	(25,109)
PLN-WIBOR-WIBO 1.690%	1.660%	6 Month	3/18/2020	3/18/2023	24,200,000	PLN	(17,152)	1,041	(18,193)
PLN-WIBOR-WIBO 1.690%	1.730%	6 Month	3/18/2020	3/18/2030	4,500,000	PLN	(15,507)	587	(16,094)
SGD-SOR-VWAP 1.489%	1.390%	6 Month	3/18/2020	3/18/2023	9,400,000	SGD	(6,506)	(2,665)	(3,841)
SGD-SOR-VWAP 1.489%	1.660%	6 Month	3/18/2020	3/18/2030	2,000,000	SGD	(7,838)	—	(7,838)
USD-LIBOR-BBA 1.908%	1.510%	3 Month	3/18/2020	3/18/2023	2,700,000	USD	(12,196)	459	(12,655)
USD-LIBOR-BBA 1.908%	1.530%	3 Month	3/18/2020	3/18/2025	64,472,700	USD	(612,620)	(77,737)	(534,883)
1.660%	USD-LIBOR-BBA 1.908%	3 Month	8/27/2024	8/27/2029	48,942,300	USD	845,641	133,285	712,356
1.927%	USD-LIBOR-BBA 1.908%	3 Month	12/10/2024	12/10/2029	24,550,700	USD	152,629	586	152,043
ZAR-JIBAR-SAFEX 6.800%	6.810%	3 Month	3/18/2020	3/18/2022	400,433,100	ZAR	123,078	14,018	109,060
7.270%	ZAR-JIBAR-SAFEX 6.800%	3 Month	3/18/2020	3/18/2025	169,159,400	ZAR	(142,888)	(9,305)	(133,583)
Total of Interest Rate Swaps							$(88,292)	$230,691	$(318,983)

INFLATION SWAPS *

Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
UK RPI	3.470%	At maturity	11/15/2018	11/15/2023	23,006,805	GBP	754,968	(8,319)	763,287
1.980%	US CPI U	At maturity	7/15/2019	7/15/2029	8,179,000	USD	(14,730)	—	(14,730)
1.696%	US CPI U	At maturity	8/8/2019	8/8/2024	15,804,270	USD	121,349	(5,488)	126,837
1.802%	US CPI U	At maturity	6/10/2019	6/10/2024	21,276,888	USD	69,478	—	69,478
UK RPI	3.515%	At maturity	4/15/2019	4/15/2024	3,899,300	GBP	91,781	(45,705)	137,486
US CPI U	1.998%	At maturity	3/26/2019	3/26/2024	10,254,932	USD	(44,603)	(70,231)	25,628
Total of Inflation Swaps							$978,243	$(129,743)	$1,107,986

CREDIT DEFAULT SWAPS *

Reference Entity	Buy/Sell Protection	Rate Paid/ (Received) by the	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
Markit iTraxx Europe Crossover Index	Sell	5.00%	12/20/2024	800,000	EUR	123,744	109,844	13,900
Markit iTraxx Europe Index	Sell	1.00%	12/20/2024	3,200,000	EUR	100,878	80,299	20,579
Markit CDX North America High Yield Index	Sell	5.00%	12/20/2024	990,000	USD	96,094	69,010	27,084
Markit CDX Emerging Markets Index	Sell	1.00%	12/20/2024	1,300,000	USD	(43,257)	(55,718)	12,461
Markit CDX North American Investment Grade Index	Sell	1.00%	12/20/2024	3,400,000	USD	89,304	66,382	22,922
Total of Credit Default Swaps						$366,763	$269,817	$96,946

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2019 (Unaudited)

* Counterparty is J.P. Morgan Investment Bank

1 Floating rate definitions

AUD-BBR-BBSW - Australian Bank Bill Swap Rate

CAD-BA-CDOR - Canada 3 Month Interbank Rate

CNY-CNREPOFIX - China Foreign Exchange Trade System 7 day Interbank Repo Fixing Rate

GBP-LIBOR-BBA - British Pound Sterling - London Inter-Bank Offered Rate

HKD-HIBOR-HKAB - Hong Kong Inter-Bank Offered Rate

HUF-BUBOR-Reuters - Budapest Inter-Bank Offered Rate

MXN-TIIE-Banxico - Mexico 28 Day Interbank Equilibrium Interest Rate (TIIE)

NZD-BBR-FRA - New Zealand Official Cash Rate

PLN-WIBOR-WIBO - Offered rate for deposits in Polish Zloty

SGD-SOR-VWAP - Singapore Dollar Swap Offer Rate Volume Weighted Average Price

UK RPI - United Kingdom Retail Price Index

US CPI U - U.S. Consumer Price Index for Urban Consumers

USD-LIBOR-BBA - U.S. Dollar - London Inter-Bank Offered Rate

ZAR-JIBAR-SAFEX - Johannesburg Interbank Average Rate

AUD - Australian Dollar	KRW - South-Korean Won
BRL - Brazilian Real	MXN - Mexican Peso
CAD - Canadian Dollar	NOK - Norwegian Kroner
CHF - Swiss Franc	NZD - New Zealand Dollar
CLP - Chilean Peso	PHP - Philippine Peso
CNH/CNY - Chinese Yuan	PLN - Polish Zloty
EUR - Euro	RUB - Russian Ruble
GBP - British Pound	SEK - Swedish Krona
HKD - Hong Kong Dollar	SGD - Singapore Dollar
HUF - Hungarian Forint	THB - Thai Baht
IDR - Indonesian Rupiah	TWD - Taiwan Dollar
INR - Indian Rupee	USD - US Dollar
JPY - Japanese Yen	ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2019 (Unaudited)

TOTAL RETURN SWAPS *

Reference Entity	Counterparty [a]	Rate Paid/Received [b]	Payment Frequency	Termination Date	Notional Amount		Unrealized Gain/(Loss)
[1] AS51BANX Index	GS	AUD BBSW 1M + 0.10% (0.970%)	monthly	04/16/2020	(1,658,029)	AUD	$8,592
[2] BCIISHAL Index	B	USD LIBOR 1M - 0.25% (1.513%)	monthly	10/14/2020	(857,704)	USD	(159,850)
Cosan SA	MS	BRL CDI + 1.50% (5.900%)	monthly	09/16/2021	135,332	BRL	(57)
[3] GSCBFABA Index	GS	AUD BBSW 3M + 0.10% (1.020%)	monthly	10/07/2022	(1,409,632)	AUD	9,965
[4] GSCBFACT Index	GS	USD LIBOR 1M - 0.40% (1.363%)	monthly	08/09/2022	(1,520,311)	USD	(4,730)
[5] GSCBFERU Index	GS	EURIBOR 1M - 0.36% (-0.798%)	monthly	04/04/2022	(1,591,764)	EUR	10,577
[6] GSCBFGOR Index	GS	USD LIBOR 1M + 0.45% (2.213%)	monthly	10/31/2022	2,048,345	USD	78,001
[7] GSCBFLPM Index	GS	USD LIBOR 1M - 0.20% (1.563%)	monthly	06/27/2022	(1,200,506)	USD	5,635
[8] GSGLFEXC Index	GS	USD LIBOR 1M + 0.40% (2.163%)	monthly	08/09/2022	1,105,046	USD	6,985
[9] GSGLFPAY Index	GS	USD LIBOR 1M + 0.40% (2.163%)	monthly	06/21/2022	1,082,648	USD	5,362
[10] JPEBCSMI Index	JPM	CHF LIBOR 1M + 0.30% (-0.481%)	monthly	07/23/2020	1,690,390	CHF	(18,941)
[11] JPFCITSV Index	JPM	USD LIBOR 1M - 0.35% (1.413%)	monthly	06/10/2020	(2,577,584)	USD	5,020
[12] JPFUAIR Index	JPM	USD LIBOR 1M - 1.05% (0.713%)	monthly	07/07/2020	(3,012,390)	USD	(11,251)
[13] JPFUEOIL Index	JPM	EURIBOR 1M + 0.30% (-0.138%)	monthly	09/09/2020	2,628,870	EUR	(3,682)
[14] JPFUMEDA Index	JPM	USD LIBOR 1M + 0.40% (2.163%)	monthly	08/13/2020	1,271,690	USD	(1,781)
[15] JPFUOMED Index	JPM	USD LIBOR 1M - 0.50% (1.263%)	monthly	08/13/2020	(2,192,168)	USD	—
[16] JPFUREGU Index	JPM	USD LIBOR 1M - 0.40% (1.363%)	monthly	07/30/2020	(1,622,788)	USD	(44,260)
[17] JPFUSHIP Index	JPM	USD LIBOR 1M + 0.60% (2.363%)	monthly	07/30/2020	2,276,189	USD	44,877
[18] JPTAOBRL Index	JPM	BRL CDI + 0.50% (4.900%)	monthly	12/15/2020	1,027,692	BRL	1,170
[19] KAAH0	JPM	0%	monthly	03/19/2020	10,212,781,100	KRW	(44,050)
[20] KEH0	JPM	0%	monthly	03/19/2020	5,629,121,300	KRW	7,280
Klabin SA	MS	BRL CDI + 1.50% (5.900%)	monthly	09/16/2021	559,452	BRL	(1,482)
[21] MSFDRUS Index	MS	0%	monthly	07/01/2021	29,908,325	USD	149,735
[22] S5UTIL Index	JPM	USD LIBOR 1M + 0.15% (1.913%)	monthly	03/30/2020	3,219,323	USD	38,604
Total of Total Return Swaps							$81,719

[a] Counterparty abbreviations	[b] Floating rate definitions
B - Barclays Bank PLC	BBSW - Australian Bank Bill Swap Rate
GS - Goldman Sachs	BRL CDI - Brazil Average One-Day Interbank Deposit
JPM - J.P. Morgan Investment Bank	EURIBOR - Euro Interbank Offered Rate. The Euribor rates are based on the interest rates at which a panel of European banks borrow funds from one another.
MS - Morgan Stanley	LIBOR - London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2019 (Unaudited)

*	No Upfront premiums paid on the Total Return Swaps.
[1]	AS51BANX - a capitalization weighted index comprised of companies in the S&P/ASX 200 Stock Index.
[2]	BCIISHAL is a custom basket of oilfield products and services company stocks.
[3]	GSCBFABA is a custom basket of Australian bank stocks.
[4]	GSCBFACT is a custom basket of investment management company stocks.
[5]	GSCBFERU is a custom basket of European utility company stocks.
[6]	GSCBFGOR is a custom basket of precious metals mining company stocks. The components of the basket as of December 31, 2019 are shown on the following pages.
[7]	GSCBFLPM is a custom basket of financial services company stocks.
[8]	GSGLFEXC is a custom basket of financial services company stocks.
[9]	GSGLFPAY is a custom basket of financial services company stocks.
10	JPEBCSMI is a custom basket of Swiss stocks.
[11]	JPFCITSV is a custom basket of information technology company stocks. The components of the basket as of December 31, 2019 are shown on the following pages.
[12]	JPFUAIR is a custom basket of airline company stocks. The components of the basket as of December 31, 2019 are shown on the following pages.
[13]	JPFUEOIL is a custom basket of energy company stocks. The components of the basket as of December 31, 2019 are shown on the following pages.
14	JPFUMEDA is a custom basket of media company stocks.
[15]	JPFUOMED is a custom basket of media company stocks. The components of the basket as of December 31, 2019 are shown on the following pages.
[16]	JPFUREGU is a custom basket of U.S. real estate company stocks.
[17]	JPFUSHIP is a custom basket of transportation company stocks. The components of the basket as of December 31, 2019 are shown on the following pages.
[18]	JPTAOBRL is a custom basket of Brazilian stocks.
[19]	KAAH0 - Underlying asset is 10-year Korea Treasury Bond future with 5% coupon rate and semiannual coupon payment.
[20]	KEH0 - Underlying asset is 3-year Korea Treasury Bond future with 5% coupon rate and semiannual coupon payment.
[21]	MSFDRUS - The components of the basket as of December 31, 2019 are shown on the following pages.
[22]	S5UTIL - S&P 500 Utilities Sector Index.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2019 (Unaudited)

GSCBFGOR Index

Name	Quantity	Value	Weight
Franco-Nevada Corp	56,994	$5,887,480	37.46%
Wheaton Precious Metals Corp	151,345	4,502,514	28.65%
Royal Gold Inc	32,705	3,998,186	25.44%
Osisko Gold Royalties Ltd	136,667	1,327,037	8.45%
		$15,715,217	100.00%

JPFCITSV Index

Name	Quantity	Value	Weight
Fujitsu Ltd	10,401	$983,788	10.13%
NTT Data Corp	56,903	768,803	7.92%
Infosys Ltd	67,663	698,278	7.19%
Oracle Corp	12,956	686,408	7.07%
International Business Machines Corp	4,634	621,109	6.40%
Hewlett Packard Enterprise Co	38,527	611,044	6.30%
Capgemini SE	4,936	603,651	6.22%
Indra Sistemas SA	41,853	478,423	4.93%
Cognizant Technology Solutions Corp	7,388	458,223	4.72%
SYNNEX Corp	3,338	429,985	4.43%
Wipro Ltd	105,171	394,390	4.06%
Atos SE	4,594	383,402	3.95%
Temenos AG	2,413	382,504	3.94%
VMware Inc	2,486	377,344	3.89%
Citrix Systems Inc	3,200	354,829	3.66%
TietoEVRY Oyj	10,298	320,534	3.30%
Software AG	8,790	306,979	3.16%
Sykes Enterprises Inc	8,241	304,835	3.14%
DXC Technology Co	3,761	141,391	1.46%
Conduent Inc	22,132	137,219	1.41%
TTEC Holdings Inc	3,382	133,980	1.38%
Worldline SA/France	1,838	130,311	1.34%
		$9,707,430	100.00%

JPFUAIR Index

Name	Quantity	Value	Weight
easyJet PLC	161,293	$3,047,317	5.13%
International Consolidated Airlines Grou	358,455	2,971,376	5.00%
Japan Airlines Co Ltd	91,584	2,865,258	4.82%
Ryanair Holdings PLC	169,808	2,789,605	4.69%
Turk Hava Yollari AO	1,073,020	2,607,762	4.39%
Air France-KLM	228,934	2,551,169	4.29%
Deutsche Lufthansa AG	135,705	2,500,608	4.21%
Copa Holdings SA	22,529	2,434,931	4.10%
Alaska Air Group Inc	35,920	2,433,591	4.09%
Southwest Airlines Co	43,590	2,352,973	3.96%
ANA Holdings Inc	70,040	2,349,304	3.95%
Air China Ltd	2,303,203	2,338,903	3.93%
Hawaiian Holdings Inc	77,362	2,265,942	3.81%
Cathay Pacific Airways Ltd	1,520,312	2,248,541	3.78%
Singapore Airlines Ltd	333,048	2,239,150	3.77%
Wizz Air Holdings Plc	42,889	2,215,602	3.73%
United Airlines Holdings Inc	24,989	2,201,318	3.70%
Delta Air Lines Inc	37,291	2,180,775	3.67%
Spirit Airlines Inc	49,723	2,004,322	3.37%
Korean Air Lines Co Ltd	74,765	1,844,909	3.10%
JetBlue Airways Corp	96,546	1,807,346	3.04%
China Southern Airlines Co Ltd	2,463,964	1,657,509	2.79%

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2019 (Unaudited)

JPFUAIR Index (Continued)

Name	Quantity	Value	Weight
AirAsia Group Bhd	3,249,428	$1,350,462	2.27%
SAS AB	796,709	1,301,106	2.19%
American Airlines Group Inc	43,931	1,259,954	2.12%
China Eastern Airlines Corp Ltd	2,226,665	1,234,909	2.08%
Eva Airways Corp	1,952,232	897,441	1.51%
China Airlines Ltd	2,950,540	893,719	1.50%
Finnair Oyj	90,638	598,457	1.01%
		$59,444,259	100.00%

JPFUEOIL Index

Name	Quantity	Value	Weight
Equinor ASA	40,736	$814,211	10.33%
OMV AG	14,407	810,175	10.28%
TOTAL SA	14,302	790,138	10.02%
BP PLC	124,058	775,958	9.85%
Royal Dutch Shell PLC	26,078	766,190	9.72%
Galp Energia SGPS SA	39,245	656,616	8.33%
Eni SpA	40,789	634,175	8.04%
Repsol SA	37,678	589,359	7.48%
EOG Resources Inc	6,677	559,266	7.09%
Suncor Energy Inc	11,568	379,361	4.81%
Lundin Petroleum AB	4,870	165,786	2.10%
Kosmos Energy Ltd	23,853	135,962	1.72%
Aker ASA	2,162	133,825	1.70%
Talos Energy Inc	4,250	128,137	1.62%
DNO ASA	92,051	121,296	1.54%
Genel Energy Plc	41,309	103,661	1.31%
BW Offshore Ltd	11,088	83,345	1.06%
Energean Oil & Gas PLC	6,544	80,718	1.02%
Diversified Gas & Oil PLC	55,375	78,217	0.99%
Hurricane Energy PLC	174,894	77,705	0.99%
		$7,884,101	100.00%

JPFUOMED Index

Name	Quantity	Value	Weight
Cable One Inc	432	$642,313	6.35%
Charter Communications Inc	1,039	504,117	4.98%
Nexstar Media Group Inc	4,235	496,594	4.91%
ViacomCBS Inc	11,801	495,306	4.89%
Discovery Inc	12,786	418,600	4.14%
Walt Disney Co/The	2,805	405,727	4.01%
Comcast Corp	8,859	398,397	3.94%
New York Times Co/The	12,217	393,032	3.88%
DISH Network Corp	9,684	343,484	3.39%
Sinclair Broadcast Group Inc	10,049	335,024	3.31%
ViaSat Inc	4,480	327,882	3.24%
Omnicom Group Inc	3,892	315,350	3.12%
TEGNA Inc	18,641	311,126	3.07%
Informa PLC	26,318	299,138	2.96%
Interpublic Group of Cos Inc/The	12,446	287,504	2.84%
Cinemark Holdings Inc	8,362	283,043	2.80%
News Corp	18,209	257,479	2.54%
ITV PLC	124,838	250,012	2.47%
WPP PLC	17,581	248,689	2.46%
Gray Television Inc	11,156	239,190	2.36%
Lagardere SCA	10,261	223,868	2.21%
Dentsu Group Inc	5,913	205,588	2.03%

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2019 (Unaudited)

JPFUOMED Index (Continued)

Name	Quantity	Value	Weight
Pearson PLC	23,741	$200,577	1.98%
SES SA	14,237	199,833	1.97%
Grupo Televisa SAB	16,523	193,812	1.92%
Publicis Groupe SA	4,257	192,942	1.91%
Meredith Corp	5,882	191,002	1.89%
ProSiebenSat.1 Media SE	9,611	150,112	1.48%
Eutelsat Communications SA	8,571	139,458	1.38%
IMAX Corp	6,618	135,200	1.34%
Mediaset SpA	44,966	134,310	1.33%
Toho Co Ltd/Tokyo	2,927	122,538	1.21%
Cineworld Group PLC	41,358	120,182	1.19%
AMC Entertainment Holdings Inc	14,008	101,418	1.00%
Nippon Television Holdings Inc	6,134	82,590	0.82%
RTL Group SA	1,616	79,784	0.79%
Lions Gate Entertainment Corp	7,479	79,722	0.79%
Mediaset Espana Comunicacion SA	12,178	77,400	0.76%
National CineMedia Inc	7,425	54,126	0.53%
Gannett Co Inc	7,033	44,872	0.44%
Houghton Mifflin Harcourt Co	5,222	32,636	0.32%
Technicolor SA	38,278	29,420	0.29%
Metropole Television SA	1,200	22,604	0.22%
Television Francaise 1	2,629	21,844	0.22%
Atresmedia Corp de Medios de Comunicacio	4,566	17,854	0.18%
Television Broadcasts Ltd	8,891	13,971	0.14%
		$10,119,670	100.00%

JPFUSHIP Index

Name	Quantity	Value	Weight
DHT Holdings Inc	587,660	$4,865,825	11.99%
Scorpio Tankers Inc	100,237	3,943,324	9.72%
Frontline Ltd/Bermuda	207,600	2,669,736	6.58%
BW LPG Ltd	316,744	2,664,039	6.56%
AP Moller - Maersk A/S	1,792	2,587,391	6.38%
Qatar Gas Transport Co Ltd	3,800,000	2,482,160	6.12%
Star Bulk Carriers Corp	195,698	2,311,193	5.70%
Euronav NV	172,558	2,163,877	5.33%
Frontline Ltd/Bermuda	166,034	2,097,059	5.17%
Dorian LPG Ltd	116,790	1,807,909	4.46%
International Seaways Inc	54,910	1,634,122	4.03%
Euronav NV	131,441	1,620,589	3.99%
D/S Norden A/S	96,970	1,554,865	3.83%
Teekay LNG Partners LP	85,376	1,328,451	3.27%
Golden Ocean Group Ltd	228,789	1,327,571	3.27%
SFL Corp Ltd	89,027	1,294,453	3.19%
GasLog Ltd	102,608	1,004,532	2.48%
TORM PLC	61,703	690,802	1.70%
Navigator Holdings Ltd	45,952	618,973	1.52%
Golden Ocean Group Ltd	92,697	538,570	1.33%
Ocean Yield ASA	89,732	490,538	1.21%
Stolt-Nielsen Ltd	27,584	358,131	0.88%
Diamond S Shipping Inc	21,304	356,629	0.88%
Wallenius Wilhelmsen ASA	66,698	165,751	0.41%
		$40,576,490	100.00%

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

December 31, 2019 (Unaudited)

MSFDRUS Index

Name	Quantity ^	Value	Weight
USD Cash	19,111,981	$19,111,981	33.41%
EUR Cash	(1,969,967)	(2,209,721)	3.86%
NOK Cash	(18,640,641)	(2,123,249)	3.71%
SEK Cash	12,919,181	1,379,319	2.41%
Cf Industries Holdings Inc.	18,295	873,403	1.53%
Vonovia SE	15,357	826,849	1.45%
Svenska Handelsbanken AB	(76,461)	(823,684)	1.44%
DNB ASA	45,722	718,695	1.26%
Dollar General Corporation	3,387	528,304	0.92%
Burlington Stores Inc.	2,184	498,018	0.87%
Mos Holdings Inc.	21,865	473,159	0.83%
Costco Wholesale Corporation	1,595	468,802	0.82%
Ross Stores Inc.	3,922	456,599	0.80%
Leg Immobilien AG	3,751	444,103	0.78%
American Homes 4 Rent	16,715	438,100	0.77%
Aroundtown SA	48,613	435,145	0.76%
Invitation Homes Inc.	14,291	428,301	0.75%
The Tjx Companies Inc.	6,844	417,895	0.73%
CAD Cash	(532,243)	(409,875)	0.72%
Yara International ASA	9,848	409,902	0.72%
Persimmon Plc	10,553	376,723	0.66%
Dollar Tree Stores Inc.	3,835	360,682	0.63%
The Berkeley Group Plc	5,340	343,697	0.60%
Klepierre SA	(8,902)	(338,006)	0.59%
Potash Corporation Of Saskatchewan Inc.	7,062	338,340	0.59%
Taylor Wimpey Plc	127,128	325,002	0.57%
Ollie'S Bargain Outlet Holdings Inc.	4,651	303,757	0.53%
Skandinaviska Enskilda Banken Corporation	(31,133)	(292,771)	0.51%
Nordea Bank ABP	(35,382)	(285,735)	0.50%
Mid-America Apartment Communities Inc.	2,036	268,467	0.47%
Tag Immobilien AG	10,722	266,517	0.47%
AUD Cash	365,934	256,794	0.45%
K+S Aktiengesellschaft	19,857	247,683	0.43%
Equity Residential	3,019	244,297	0.43%
Avalonbay Communities Inc.	1,159	243,042	0.42%
Unibail-Rodamco SE	(1,525)	(240,596)	0.42%
Essex Property Trust Inc	797	239,785	0.42%
Bellway Plc	4,745	239,280	0.42%
Deutsche Euroshop AG	(7,611)	(225,555)	0.39%
Stora Enso OYJ	15,309	222,723	0.39%
Salesforce.Com Inc.	1,341	218,100	0.38%
GBP Cash	(161,627)	(214,092)	0.37%
Barratt Developments Plc	21,504	212,778	0.37%
Equity Lifestyle Properties Inc.	3,008	211,733	0.37%
Svenska Cellulosa AB	20,255	205,440	0.36%
UDR Inc.	4,385	204,780	0.36%
Weyerhaeuser Company	6,659	201,102	0.35%
Sun Communities Inc	1,319	197,982	0.35%
Next Plc	(2,015)	(187,316)	0.33%
Sparebank 1 Nord-Norge	20,953	187,351	0.33%
Other Underlying Index Components *		3,496,260	28.00%
		$29,970,290	100.00%

^  Presented as percentage of absolute value.

*  Largest 50 underlying components by market value at December 31, 2019 are listed.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Statement of Assets and Liabilities

December 31, 2019 (Unaudited)

Assets
Investments, at value (cost $130,352,213)	$129,189,087
Cash	6,890,076
Cash collateral for derivative instruments	18,330,000
Deposits with brokers for derivative instruments	24,662,266
Foreign currency, at value (cost $2,410,015)	2,439,918
Premiums paid for swaps	866,647
Unrealized appreciation on swaps	2,826,726
Receivables:
Investment securities sold	34,055,810
Interest receivable	238,214
Fund shares sold	20,000
Prepaid expenses	15,295
Total Assets	219,534,039

Liabilities
Written options, at value (premiums received $408,930)	307,462
Premiums received from swaps	495,882
Unrealized depreciation on swaps	1,859,058
Unrealized depreciation on forward currency contracts	132,713
Payables:
Investment securities purchased	32,406,656
Due to Investment Adviser	124,262
Accrued Distribution fees	639
Other accrued expenses	105,213
Total Liabilities	35,431,885

Net Assets	$184,102,154

COMPONENTS OF NET ASSETS
Paid-in capital	$187,340,681
Total accumulated losses	(3,238,527)

Net Assets	$184,102,154

Institutional Class:
Net assets applicable to shares outstanding	$1,438,273
Shares outstanding (unlimited shares authorized with no par value)	155,408
Net Asset Value, Redemption Price and Offering Price Per Share	$9.25

Super Institutional Class:
Net assets applicable to shares outstanding	$182,663,881
Shares outstanding (unlimited shares authorized with no par value)	19,723,893
Net Asset Value, Redemption Price and Offering Price Per Share	$9.26

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Statement of Operations

For the Six Months Ended December 31, 2019 (Unaudited)

Investment Income
Dividends	$1,958
Interest	1,651,236
Total Investment Income	1,653,194

Expenses
Management fees	832,738
Administration fees	113,640
Transfer agent fees	33,400
Legal fees	19,360
Audit fees	16,405
Registration fees	12,496
Custody fees	9,612
Compliance fees	8,360
Interest expense	8,181
Trustees fees	5,784
Reports to shareholders	4,772
Miscellaneous expenses	4,468
Insurance expense	2,072
Shareholder servicing fees	822
Total expenses	1,072,110
Less: Expense waived by the Adviser (Note 3)	(91,579)

Net expenses	980,531

Net Investment Income	672,663

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,052,793
Written options	2,317,476
Forward currency contracts	2,825,612
Futures contracts	917,260
Foreign currency	(88,714)
Swap contracts	152,696
Net realized gain	7,177,123
Net change in unrealized appreciation/depreciation on:
Investments	(4,279,359)
Written options	149,117
Forward currency contracts	(792,469)
Futures contracts	1,237,433
Foreign currency	22,052
Translation of assets and liabilities denominated in foreign currency	27,106
Swap contracts	1,146,559
Net change in appreciation/depreciation	(2,489,561)

Net realized and unrealized gain on investments, written options, forward currency and futures contracts, foreign currency, and swap contracts	4,687,562

Net Increase in Net Assets from Operations	$5,360,225

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Statements of Changes in Net Assets

Operations	For the Six Months ended December 31, 2019 (Unaudited)	For the Year ended June 30, 2019
Net investment income (loss)	$672,663	$(444,815)
Net realized gain (loss) on investments, written options, forward currency and futures contracts, foreign currency, and swap contracts	7,177,123	(2,102,662)
Net change in unrealized appreciation/depreciation on investments, written options, forward currency and futures contracts, foreign currency, and swap contracts	(2,489,561)	4,747,752
Net increase in net assets resulting from operations	5,360,225	2,200,275

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Advisor Class	—	—
Net dividends and distributions to shareholders - Institutional Class	—	(239,681)
Net dividends and distributions to shareholders - Super Institutional Class	(41,301)	(14,278,182)
Net decrease in net assets resulting from distributions paid	(41,301)	(14,517,863)

CAPITAL TRANSACTIONS
Proceeds from shares sold
Advisor Class	—	—
Institutional Class	147,805	1,654,962	*
Super Institutional Class	6,016,652	15,141,090
Proceeds from reinvestment of distributions
Advisor Class	—	—
Institutional Class	—	225,637
Super Institutional Class	41,167	14,224,939
Cost of units redeemed
Advisor Class	—	(102,475)	*
Institutional Class	(1,510,792)	(339,265)
Super Institutional Class	(11,932,309)	(12,587,889)
Net increase (decrease) in net assets from capital transactions	(7,237,477)	18,216,999

Total increase (decrease) in net assets	(1,918,553)	5,899,411

Net Assets
Beginning of period	186,020,707	180,121,296
End of period	$184,102,154	$186,020,707

CAPITAL SHARE TRANSACTIONS
Advisor Class
Shares sold	—	—
Shares reinvested	—	—
Shares redeemed	—	(10,848)	*
Net increase (decrease) in shares outstanding	—	(10,848)

Institutional Class
Shares sold		168,642	*
Shares reinvested	16,409	26,329
Shares redeemed	(166,058)	(38,330)
Net increase (decrease) in shares outstanding	(149,649)	156,641

Super Institutional Class
Shares sold	668,748	1,671,929
Shares reinvested	4,494	1,659,853
Shares redeemed	(1,317,437)	(1,385,294)
Net increase (decrease) in shares outstanding	(644,195)	1,946,488

*	Includes exchange of all shares in Advisor Class to Institutional Class on 10/31/2018. 10,848 shares of Advisor class valued at $102,475 were exchanged for 10,804 shares of the Institutional Class. See Note 1.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Financial Highlights

Institutional Class

For a capital share outstanding throughout the periods presented

	For the Six Months ended December 31, 2019 (Unaudited)		For the Year ended June 30, 2019	For the Year ended June 30, 2018	For the Year ended June 30, 2017	For the Period July 31, 2015* through June 30, 2016
Net asset value, beginning of period	$8.99		$9.69	$9.73	$9.56	$10.00

Income (loss) from investment operations:
Net investment Income (loss) (1)	0.03		(0.03)	(0.08)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	0.23		0.10	0.36	0.29	(0.35)
Total from investment operations	0.26		0.07	0.28	0.21	(0.44)

Less distributions:
From net investment income	—		(0.77)	(0.12)	(0.04)	—
From net realized gain on investments	—		—	(0.20)	—	—
Total distributions	—		(0.77)	(0.32)	(0.04)	—

Net asset value, end of period	$9.25		$8.99	$9.69	$9.73	$9.56

Total return	2.89%	(2)	1.09%	2.96%	2.18%	-4.40%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,438		$2,743	$1,438	$1,048	$1,026
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.22%	(3)	1.24%	1.19%	1.19%	1.55%	(3)
After fees waived by the Adviser (4)	1.12%	(3)	1.13%	1.06%	1.09%	1.16%	(3)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	0.59%	(3)	-0.46%	-0.97%	-0.97%	-1.44%	(3)
After fees waived by the Adviser (5)	0.69%	(3)	-0.35%	-0.84%	-0.87%	-1.05%	(3)
Portfolio turnover rate (6)	132%	(2)	81%	11%	4%	54%	(2)

*	Inception date

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)	The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017, June 30, 2018, June 30, 2019 and December 31, 2019, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.54%, 1.18%, 1.18%, 1.23% and 1.21% , respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.15%, 1.07%, 1.05%, 1.12% and 1.11%, respectively.

(5)	The ratios of net investment loss to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017, June 30, 2018, June 30, 2019 and December 31, 2019, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were -1.43%, -0.96%, -0.96%, -0.45% and 0.60%, respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -1.04%, -0.85%, -0.83%, -0.34% and 0.70%, respectively.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund's holdings.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Financial Highlights

Super Institutional Class

For a capital share outstanding throughout the periods presented

	For the Six Months ended December 31, 2019 (Unaudited)		For the Year ended June 30, 2019	For the Year ended June 30, 2018	For the Year ended June 30, 2017	For the Period July 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.00		$9.69	$9.73	$9.56	$10.00

Income (loss) from investment operations:
Net investment Income (loss) (1)	0.03		(0.02)	(0.08)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	0.23		0.10	0.36	0.29	(0.38)
Total from investment operations	0.26		0.08	0.28	0.21	(0.44)

Less distributions:
From net investment income	(0.00)^		(0.77)	(0.12)	(0.04)	—
From net realized gain on investments	—		—	(0.20)	—	—
Total distributions	(0.00)		(0.77)	(0.32)	(0.04)	—

Net asset value, end of period	$9.26		$9.00	$9.69	$9.73	$9.56

Total return	2.91%	(2)	1.21%	2.96%	2.18%	-4.40%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$182,664		$183,278	$178,578	$185,112	$159,304
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.16%	(3)	1.17%	1.19%	1.17%	1.45%	(3)
After fees waived by the Adviser (4)	1.06%	(3)	1.06%	1.06%	1.06%	1.06%	(3)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	0.63%	(3)	-0.35%	-0.97%	-0.95%	-1.05%	(3)
After fees waived by the Adviser (5)	0.73%	(3)	-0.24%	-0.84%	-0.84%	-0.66%	(3)
Portfolio turnover rate (6)	132%	(2)	81%	11%	4%	54%	(2)

^	Amount represents less than $0.01 per share.

*	Inception date

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)	The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017, June 30, 2018, June 30, 2019 and December 31, 2019, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.44%, 1.15%, 1.18%, 1.16% and 1.15%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.05%, 1.05%, 1.05%, 1.05% and 1.05%, respectively.

(5)	The ratios of net investment loss to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017, June 30, 2018, June 30, 2019 and December 31, 2019, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were -1.04%, -0.93%, -0.96%, -0.34% and 0.64% , respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -0.65%, -0.83%, -0.83%, -0.23% and 0.74%, respectively.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund's holdings.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2019 (Unaudited)

Note 1 – Organization

Fulcrum Diversified Absolute Return Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Fulcrum Asset Management LLP (the “Adviser”) serves as the investment manager to the Fund.

The investment objective of the Fund is to achieve long-term absolute returns. The inception date of the Fund was July 31, 2015. The Fund currently offers two classes of shares, Institutional Class and Super Institutional Class. Each class of shares represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets. On October 31, 2018, all outstanding shares in the Advisor Class were exchanged to the Institutional Class. The Advisor Class is currently closed, but may accept new investments in the future.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary acts as an investment vehicle that enables the Fund to gain exposure to certain investments consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At December 31, 2019 the Fund’s investment in the Subsidiary represented 4.25% of the Fund’s net assets. The results from operations of the Subsidiary were as follows:

Net investment gain	$5,833
Net realized gain	1,365,153
Net change in unrealized appreciation (depreciation)	284,121
Net increase in net assets resulting from Operations	$1,655,107

The consolidated financial statements of the Fund include the financial statements of the Subsidiary.

All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be indirectly investing in said investments. As such, references to the Fund may also include its Subsidiary. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Fund. The Fund and its Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2019 (Unaudited)

At December 31, 2019, the investment held in the Subsidiary was $7,825,716; there were $246,383 of unrealized gains in the Subsidiary. The Subsidiary holds cash and cash equivalents as collateral on open contracts. There were 559 futures contracts and 773 options contracts as detailed in the Consolidated Schedule of Investments.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1
- Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2
- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3	- Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2019 (Unaudited)

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type. When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy. Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates. When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

Dispersion warrants are valued using prices provided by the respective counterparty and are reviewed by the Adviser. These valuations are classified a Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of December 31, 2019:
Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Foreign Government Notes/Bonds	$—	$10,205,858	$—	$10,205,858
Purchased Options and Warrants	419,651	8,187,450	—	8,607,101
Short-Term Investments	—	81,383,573	—	81,383,573
United States Treasury Bond	—	28,992,555	—	28,992,555
Total Investments	$419,651	$128,769,436	$—	$129,189,087

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

Other Financial Instruments
Written Options	$(255,982)	$(51,480)	$—	$(307,462)
Forward Currency Contracts *	—	(132,713)	—	(132,713)
Futures Contracts *	465,135	—	—	465,135
Interest Rate Swaps *	—	(318,983)	—	(318,983)
Inflation Swaps *	—	1,107,986	—	1,107,986
Credit Default Swaps *	—	96,946	—	96,946
Total Return Swaps *	—	81,719	—	81,719
Total Other Financial Instruments	$209,153	$783,475	$—	$992,628

* Forward Currency Contracts, Total Return Swaps, Interest Rate Swaps, Inflation Swaps, Credit Default Swaps and Futures Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2019 (Unaudited)

(b) Derivatives

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities.

The Fund implements its investment strategy by investing either directly, or through derivatives, in a broad range of instruments, including, but not limited to, equities, fixed income, currencies, commodities, credit derivatives, convertible securities, futures, forwards, options, and swaps. Specific types of derivative instruments used by the Fund for the period ended December 31, 2019, include purchased and written options and warrants; forward currency and futures contracts; and interest rate, inflation, and total return swaps. All open derivative positions are listed on the Consolidated Schedule of Investments.

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium received. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase call and put options. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2019 (Unaudited)

The Fund makes investments in dispersion warrants as detailed in the Consolidated Statement of Investments. The final payout is calculated based on the volatility of a basket of underlying stocks compared to an established strike value for each constituent relative to the actual volatility of the overall index compared to another strike value. The Fund pays a premium for each warrant. The Fund will recognize a gain if the dispersion calculation results in a payment greater than the premium paid. Otherwise, the Fund will recognize a realized loss at maturity. The amount of loss is limited to the amount of premium paid.

Forward and Futures Contracts – A forward contract involves a negotiated obligation to purchase or sell a specific asset at a future date, at a price set at the time of the contract. A futures contract is a standardized forward contract to buy or sell a financial instrument or commodity at a predetermined price in the future. The primary risks associated with the use of these contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract, (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired, (c) losses caused by unanticipated market movements, which are potentially unlimited, (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, (e) the possibility that the counterparty will default in the performance of its obligations, and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, thus the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Swap Contracts – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increases or decreases depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures.

The Fund enters into interest rate swaps. The two parties to the swap exchange the right to receive floating interest payments versus fixed interest payments. The value of an interest rate swap will change based on the spread between the rates.

The Fund invests in inflation swaps. The two parties exchange the return based on an inflation index for a fixed coupon payment. The value of the Fund’s position changes based on the change in the underlying inflation index value.

The Fund enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection. The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not held by the Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, an auction process is used to determine the “recovery value” of the contract. The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. For credit default index swaps, the settlement payment for a constituent’s credit event is scaled down to the weighting in the index.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2019 (Unaudited)

As a seller of protection, the Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, at the inception of the agreement, the Fund may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, the Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the Adviser does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based. Additionally, if the Fund is a seller of a credit default swap and a credit event occurs, the Fund could suffer significant losses.

Changes in value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2019 (Unaudited)

Derivative Investment Holdings Categorized by Risk Exposure — The following table sets forth the fair value and the location in the Consolidated Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of December 31, 2019:

Consolidated Statement of Assets and Liabilities Location

Assets
Risk Exposure Category	Investments (1)	Unrealized Appreciation on Forward Currency Contracts	Unrealized Appreciation on Swaps	Unrealized Appreciation on Futures (2)
Interest rate (3)	$—	$—	$2,365,257	$184,661
Credit	—	—	96,946	—
Currency	369,445	—	—	40,287
Equity	277,001	—	364,523	451,410
Commodity	142,650	—	—	618,399
Volatility	7,818,005	—	—	388
Total	$8,607,101	$—	$2,826,726	$1,295,145

Liabilities
Risk Exposure Category	Written Options	Unrealized Depreciation on Forward Currency Contracts	Unrealized Depreciation on Swaps	Unrealized Depreciation on Futures (2)
Interest rate (3)	$—	$—	$(1,613,024)	$(275,172)
Currency	—	(132,713)	—	(80,542)
Equity	(255,982)	—	(246,034)	(193,704)
Commodity	—	—	—	(278,058)
Volatility	(51,480)	—	—	(2,534)
Total	$(307,462)	$(132,713)	$(1,859,058)	$(830,010)

(1) Includes purchased options and warrants.

(2) Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.

(3) Includes inflation swaps.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2019 (Unaudited)

The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the year ended December 31, 2019:

Amount of Realized Gain / (Loss) on Derivatives
Risk Exposure Category	Investments (1)	Written Options	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Interest rate (2)	$38,680	$250,715	$—	$(2,404,025)	$244,822	$(1,869,808)
Commodity	(388,799)	571,804	—	911,034	—	1,094,039
Credit	—	—	—	—	47,283	47,283
Currency	(1,368,858)	655,166	2,825,612	(5,666)	—	2,106,254
Equity	(1,488,003)	918,382	—	2,397,900	(139,409)	1,688,870
Volatility	660,481	(78,591)	—	18,017	—	599,907
Total	$(2,546,499)	$2,317,476	$2,825,612	$917,260	$152,696	$3,666,545

Change in Unrealized Gain / (Loss) on Derivatives
Risk Exposure Category	Investments (1)	Written Options	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Interest rate (2)	$—	$—	$—	$812,121	$821,940	$1,634,061
Credit	—	—	—	—	96,946	96,946
Currency	(276,838)	35,586	(792,469)	21,026	—	(1,012,695)
Equity	(226,587)	89,522	—	121,811	227,673	212,419
Commodity	(94,413)	12,063	—	282,087	—	199,737
Volatility	(816,816)	11,946	—	388	—	(804,482)
Total	$(1,414,654)	$149,117	$(792,469)	$1,237,433	$1,146,559	$325,986

(1) Includes purchased options and warrants.

(2) Includes inflation risk

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements
December 31, 2019 (Unaudited)

The average monthly volume of derivative instruments held by the Fund during the year ended December 31, 2019 is set forth below:

Derivative Type	Unit of Measure	Average Quantity
Credit default swaps	Notional Amount	$4,240,648
Interest rate swaps *	Notional Amount	$429,832,497
Total return swaps – Long	Notional Amount	$58,184,298
Total return swaps – Short	Notional Amount	$(18,238,779)
Forward currency contracts	Notional Amount	$258,053,989
Futures – Long	Notional Amount	$(17,598)
Futures – Short	Notional Amount	$10,336
Purchased options and warrants	Contracts	12,105
Purchased currency options	Notional Amount	$759,044
Written options	Contracts	(1,163)
Written currency options	Notional Amount	$(159,989)

* Includes inflation swaps

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

December 31, 2019 (Unaudited)

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of December 31, 2019:

	Gross Amounts of Recognized Assets and (Liabilities)	Gross Amounts Offset in the Consolidated Statement of Assets & (Liabilities)	Net Amounts Presented in the Consolidated Statement of Assets & (Liabilities)	Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty				Offsetting Derivative Position	Cash Collateral Pledged (Received)(1)	Net Amount
Assets:
Purchased Options and Warrants
BNP Paribas S.A.	$496,478	$—	$496,478	$—	$—	$496,478
Citigroup	217,949	—	217,949	—	—	217,949
Goldman Sachs	31,448	—	31,448	—	—	31,448
HSBC Bank Plc	2,114,831	—	2,114,831	—	—	2,114,831
J.P. Morgan Chase	4,069,099	—	4,069,099	—	—	4,069,099
Morgan Stanley	501,161	—	501,161	(307,462)	—	193,699
Societe Generale	467,751	—	467,751	—	—	467,751
UBS AG	708,384	—	708,384	—	—	708,384

Futures Contracts (2)
J.P. Morgan Chase	15,448	—	15,448	—	—	15,448
Morgan Stanley	1,279,697	(830,010)	449,687	—	—	449,687

Forward Contracts
J.P. Morgan Chase	1,606,807	(1,606,807)	—	—	—	—

Swaps Contracts
Goldman Sachs	125,117	—	125,117	(4,730)	—	120,387
J.P. Morgan Chase	2,551,874	—	2,551,874	(1,692,939)	—	858,935
Morgan Stanley	149,735	—	149,735	(1,539)	—	148,196
	$14,335,779	$(2,436,817)	$11,898,962	$(2,006,670)	$—	$9,892,292

Liabilities:
Written Options
Morgan Stanley	$(307,462)	$—	$(307,462)	$307,462	$—	$—

Futures Contracts (2)
Morgan Stanley	(830,010)	830,010	—	—	—	—

Forward Contracts
J.P. Morgan Chase	(1,739,520)	1,606,807	(132,713)	—	132,713	—

Swaps Contracts
Barclays	(159,850)	—	(159,850)	—	159,850	—
Goldman Sachs	(4,730)	—	(4,730)	4,730	—	—
J.P. Morgan Chase	(1,692,939)	—	(1,692,939)	1,692,939	—	—
Morgan Stanley	(1,539)	—	(1,539)	1,539	—	—
	$(4,736,050)	$2,436,817	$(2,299,233)	$2,006,670	$292,563	$—

(1)	Any over-collateralization of total financial instruments or cash is not shown.
(2)	Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

December 31, 2019 (Unaudited)

(c) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d) Security Transactions and Investment Income

The Fund records security transactions based on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(e) Foreign currency translation

Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of December 31, 2019, the Fund held foreign currency.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

December 31, 2019 (Unaudited)

(f) Distributions to Shareholders

The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income and net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Federal Income Taxes

The Fund has elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended December 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the Consolidated Statement of Operations. As of December 31, 2019, the tax years ended June 30, 2019, June 30, 2018, June 30, 2017 remain subject to examination. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Restricted Cash & Deposits with Broker

At December 31, 2019, the Fund held restricted cash in connection with investments with certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected on the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments. On December 31, 2019, the Fund had pledged the following amounts as collateral for open currency contracts, options, futures and swap contracts:

Counterparty	Amount Pledged (1)	Deposits with Brokers
Goldman Sachs	$130,000	$—
J.P. Morgan Chase	9,150,000	5,629,118
Morgan Stanley	9,050,000	19,033,148
Total	$18,330,000	$24,662,266

(1)	Excludes non-pledged cash or collateral held by broker.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

December 31, 2019 (Unaudited)

(i) Cash – Concentration in Uninsured Cash

For cash management purposes the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of December 31, 2019, the Fund held $6,640,076 as cash reserves at U.S. Bank, N.A. (“U.S. Bank”) and $5,379,118 as deposits with broker at J.P. Morgan Chase and $18,783,148 as deposits with broker at Morgan Stanley that exceeded the FDIC insurance limit.

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at an annual rate of 0.90%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.05%, and 1.05% of average daily net assets for Institutional, and Super Institutional Class, respectively, excluding any shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses such as litigation.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At December 31, 2019, the amounts reimbursed by the Adviser and subject to potential recapture by year were as follows:

Amount	Expiration
$108,002	June 30, 2020
230,181	June 30, 2021
200,582	June 30, 2022
91,579	December 31, 2022
$630,344

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

December 31, 2019 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”), an affiliate of Fund Services, acts as the Fund’s distributor and principal underwriter. For the period ended December 31, 2019, the Fund incurred the following expenses for administration and fund accounting, custody, transfer agent and compliance fees:

Administration	$113,640
Custody	$9,612
Transfer Agency	$33,400
Chief Compliance Officer	$8,360

At December 31, 2019, the Fund had payables due to Fund Services and its affiliates for administration and fund accounting, custody, transfer agent and compliance fees to U.S. Bank in the following amounts:

Administration	$37,445
Custody	$4,529
Transfer Agency	$11,084
Chief Compliance Officer	$2,835

The above payable amounts are included in Accrued other expenses in the Statement of assets and liabilities.

The Independent Trustees were paid $5,784 for their services and reimbursement of travel expenses during the period ended December 31, 2019. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Distribution Plan

Third party distribution and servicing expenses may be paid directly by the Fund or through the Investment Adviser in its administrative role for purposes of facilitating and monitoring payments under the Plan.

Quasar Distributors, LLC (the “Distributor”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is paid for its services by the Investment Adviser out of the fees received under the Plan and may be paid out of the Investment Adviser’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

Note 5 – Portfolio Securities Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended December 31, 2019, were as follows:

Purchases	$91,131,649
Sales	$116,139,474

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

December 31, 2019 (Unaudited)

Note 6 – Federal Income Tax Information

At June 30, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Investments	Written Options	Foreign Currencies	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Tax cost of Investments	$149,615,420	$(253,640)	$2,271,722	$744,805	$(991,205)	$(178,891)	$151,208,211
Unrealized Appreciation	3,745,545	—	9,118	126,232	279,771	—	4,160,666
Unrealized Depreciation	(629,312)	(47,649)	(27,546)	(211,281)	(60,864)	—	(976,652)
Net unrealized appreciation (depreciation)	3,116,233	(47,649)	(18,428)	(85,049)	218,907	—	3,184,014

Undistributed Ordinary Income	—	—	—	—	—	—	—
Other accumulated gain/(loss)	(11,741,465)	—	—	—	—	—	(11,741,465)
Total accumulated gain/(loss)	$(8,625,232)	$(47,649)	$(18,428)	$(85,049)	$218,907	$—	$(8,557,451)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2019, permanent differences in book and tax accounting have been reclassified to capital, and accumulated losses as follows:

Accumulated Losses	Paid In Capital
$ 726,167	$ (726,167)

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

December 31, 2019 (Unaudited)

The tax character of distributions paid during the six months ended December 31, 2019, and the year ended June 30, 2019 were as follows:

Distributions Paid From:	Six Months ended December 31, 2019	Year ended June 30, 2019
Ordinary Income	$41,301	$14,517,863
Long-Term Capital Gains	—	—
Total Distributions Paid	$41,301	$14,517,863

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2019, the Fund deferred, on a tax basis, post-October losses of $4,798,437.

At June 30, 2019, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$ 4,589,893	$ 2,436,816	$ 7,026,709

Note 7 – Commitments and Contingencies

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8 – Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

December 31, 2019 (Unaudited)

Note 9 – New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for certain callable debt securities held at a premium. Specifically, it requires the premium to be amortized to the earliest call date. The Fund has adopted the provisions of ASU 2017-08 and has concluded that the change in accounting principle does not materially impact the financial statement amounts.

Fulcrum Diversified Absolute Return Fund

Additional Information

December 31, 2019 (Unaudited)

Form N-Q

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-855-538-5278 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement

At a meeting held on August 13 and 14, 2019, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Fulcrum Asset Management, LLC (“Fulcrum” or the “Adviser”), for the Fulcrum Diversified Absolute Return Fund (the “Fund”). Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations.

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of Fulcrum, including information regarding its compliance program, chief compliance officer and compliance record, and its disaster recovery/business continuity plan. The Board also considered the existing relationship between Fulcrum and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year it had met with the Adviser telephonically to discuss fund performance and investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that Fulcrum had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board's view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

Fulcrum Diversified Absolute Return Fund

Additional Information

December 31, 2019 (Unaudited) (Continued)

●	In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable account managed by the Adviser. The Board considered that the Fund had underperformed relative to its peer group median/average for the year-to-date, one-year, and three-year periods as of June 30, 2019, but had outperformed its benchmark index for the three-year period. The Board also considered that the Fund performed in line with or slightly lower than the Adviser’s composite fund with a similar strategy. The Board also considered that the Fund had achieved its first four years of performance since inception. The Board evaluated this information in the context of the Fund’s aim to achieve long-term absolute returns in all market conditions over rolling five-year periods.

●	The Trustees also reviewed the cost of the Adviser’s services, and the structure and level of advisory fees payable by the Fund, including a comparison of those fees to fees charged by a peer group of funds. The Board noted that the Adviser had contractually agreed to maintain annual expense caps for each of the Fund’s classes. The Board noted that the Fund’s advisory fee and net expense ratio were lower than its peer group median and average. After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Fulcrum were fair and reasonable.

●	The Trustees considered Fulcrum’s assertion that, through a competitively priced advisory fee and Fulcrum’s commitment to limit Fund expenses, economies of scale, if and when achieved, will be shared with the Fund. The Trustees considered the asset levels of the Fund and concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved and whether they are being shared with the Fund and its shareholders.

●	The Trustees considered the profitability of Fulcrum from managing the Fund. In assessing Fulcrum’s profitability, the Trustees reviewed Fulcrum’s financial information that was provided in the materials and took into account both the direct and indirect benefits to Fulcrum from managing the Fund. The Trustees concluded that Fulcrum’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, Fulcrum appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser

Fulcrum Asset Management LLP

Marble Arch House

66 Seymour Street

London W1H 5BT

United Kingdom

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date March 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date March 5, 2020

By /s/ Russell B. Simon
                  Russell B. Simon, Treasurer

Date March 5, 2020